Condensed Statements of Cash Flows (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent USD ($)	Dec. 31, 2013 Parent CNY	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ 63,882	386,718	(1,052,213)	255,494	$ (413)	(2,500)	(41,176)	(56,383)
Net cash used in investing activities	(69,602)	(421,350)	(534,517)	(2,437,924)	(1,873)	(11,338)	(13,001)	(5,105)
Net cash provided by financing activities	100,374	607,637	286,651	2,528,208	2,527	15,293	50,623	40,449
Net increase (decrease) in cash and cash equivalents	94,654	573,005	(1,300,079)	345,778	241	1,455	(3,554)	(21,039)
Cash and cash equivalents at the beginning of year	111,746	676,476	1,976,555	1,630,777	531	3,216	6,770	27,809
Cash and cash equivalents at the end of year	$ 206,400	1,249,481	676,476	1,976,555	$ 772	4,671	3,216	6,770